Short term loans	12 Months Ended
Sep. 30, 2024
Short Term Loans
Short term loans

12.	Short term loans

The short-term loan, having a principal amount of $364 (Cdn $500), that was originally obtained in 2017, was fully repaid during the year ended September 30, 2023. This loan had interest at 1.8% per annum.

The short-term loans, having principal amount of $218 (Cdn $300), that were originally obtained in 2019, were fully repaid during the year ended September 30, 2023. The loans had interest at 2% per month and carried a commitment fee of 5%.

On May 16, 2022, the Company acquired the assets and liabilities of Sustainable Energy Jamestown (“SEJ”), including a Vendor Take Back (‘VTB”) note relating to the purchase of the property by SEJ. The secured VTB has a two-year term with repayment starting on July 1, 2022, and expiring on December 18, 2024, and carries interest at 2% per annum. The VTB note is secured against the real estate property that was acquired as part of the SEJ transaction. On October 1, 2024, the VTB was further extended to December 18, 2024.

The VTB carries a balloon payment of $1.63 million. At September 30, 2023 the balance of the VTB was $3.45 million.

	September 30, 2024	September 30, 2023
Vendor take back	1630	3,457

The VTB continuity is as follows:
Opening balance as at May 22, 2022 (Short term: $419. Long term: $3,826)	4,245
Repaid in year	(150)
Interest accretion	35
Closing balance as at September 30, 2022 (Short term: $673. Long term: $3,457)	4,130
Repaid in year	(750)
Interest accretion	77
Closing balance as at September 30, 2023 (Short term: $3,457. Long term: $nil)	3,457
Repaid in year	(1,879)
Interest accretion	52
Closing balance as at September 30, 2024 (Short term: $1,630 Long term : $nil)	1,630